Leases (Tables)	6 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Lease

The components of the lease expenses consist of the following:

	For Six Months Ended
	December 31, 2024	December 31, 2023
	(Unaudited)	(Unaudited)
Operating lease cost
Lease expenses	$51,728	$43,107
Lease expenses – short-term	1,406	558
Total lease expenses	$53,134	$43,665

Weighted-average remaining term and discount rate related to leases were as follows:

	As of December 31, 2024	As of June 30, 2024

Weighted-average remaining term
Operating lease	0.59 year	1.09 year
Weighted-average discount rate
Operating lease	5.40%	5.40%

Schedule of Minimum Lease Payment Under these Operating Leases

The Company’s commitments for minimum lease payment under these operating leases as of December 31, 2024, are as follows:

Twelve months Ending December 31,	Operating Lease Amount
2025	$206,913
Thereafter	-
Total minimum lease payments	206,913
Less: discount	(1,071)
Present value of minimum lease payments	$205,842